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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number  811-22551

MainStay DefinedTerm Municipal Opportunities Fund

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:  800-624-6782

Date of fiscal year end:  May 31

Date of reporting period:  June 30, 2015

Item 1. Proxy Voting Record.

The Fund has not voted any proxies during the period.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22551
Reporting Period: 07/01/2014 - 06/30/2015
MainStay Defined Term Municipal Opportuntities Fund

============= MainStay Defined Term Municipal Opportuntities Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY DEFINEDTERM MUNICIPAL OPPORTUNITIES FUND

By: /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Date: August 27, 2015